Average Annual Total Returns		12 Months Ended	60 Months Ended	91 Months Ended		120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
MSCI World ex USA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.70%	5.10%	5.37%	[2]	5.26%
Performance Inception Date	[1]			May 31, 2017
MSCI World ex USA Small Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.76%	2.87%	4.01%	[2]	5.49%
Performance Inception Date	[1]			May 31, 2017
Class N
Prospectus [Line Items]
Average Annual Return, Percent		1.99%	(2.24%)		[2]	4.03%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.69%	(2.33%)		[2]	3.75%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.74%	(1.54%)		[2]	3.27%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		2.15%	(2.09%)		[2]	4.20%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		2.23%	(2.00%)	1.30%	[2]
Performance Inception Date				May 31, 2017

[1]	Effective May 31, 2024, the MSCI World ex USA Index was added as a broad measure of market performance in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the MSCI World ex USA Small Cap Index as an additional benchmark that reflects the market segment(s) in which the Fund invests.
[2]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on May 31, 2017.